Cover	Sep. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 10, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	333-234487
Entity Registrant Name	BioScience Health Innovations, Inc.
Entity Central Index Key	0001784440
Entity Tax Identification Number	98-1498782
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2722 S West Temple
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84115
City Area Code	801
Local Phone Number	949-0791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	NOWTRANSIT INC.